JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.6%
Aerospace & Defense — 1.0%
General Dynamics Corp. (a)	169	30,684
Northrop Grumman Corp.	182	58,914
Raytheon Technologies Corp.	1,140	88,050

		177,648

Air Freight & Logistics — 0.8%
FedEx Corp.	348	98,723
United Parcel Service, Inc., Class B	220	37,401

		136,124

Airlines — 0.4%
Delta Air Lines, Inc. *	484	23,382
Southwest Airlines Co. *	628	38,331

		61,713

Auto Components — 0.2%
Magna International, Inc. (Canada)	460	40,497

Automobiles — 1.8%
General Motors Co. *	890	51,133
Tesla, Inc. * (a)	382	254,889

		306,022

Banks — 3.7%
Bank of America Corp. (a)	2,927	113,233
Citigroup, Inc.	1,672	121,611
KeyCorp (a)	2,938	58,698
Regions Financial Corp.	2,755	56,912
Truist Financial Corp.	1,107	64,544
US Bancorp	1,461	80,828
Wells Fargo & Co.	3,808	148,764

		644,590

Beverages — 1.1%
Coca-Cola Co. (The) (a)	2,520	132,806
Constellation Brands, Inc., Class A	253	57,641

		190,447

Biotechnology — 2.4%
AbbVie, Inc.	1,704	184,377
Alexion Pharmaceuticals, Inc. *	465	71,054
Amgen, Inc. (a)	53	13,065
Biogen, Inc. * (a)	138	38,660
Regeneron Pharmaceuticals, Inc. *	93	43,964
Vertex Pharmaceuticals, Inc. *	288	61,807

		412,927

Building Products — 1.0%
Masco Corp.	975	58,422
Trane Technologies plc	713	118,034

		176,456

Capital Markets — 3.8%
Ameriprise Financial, Inc.	59	13,761
Goldman Sachs Group, Inc. (The)	379	124,018
Intercontinental Exchange, Inc.	755	84,329
MarketAxess Holdings, Inc.	39	19,326
Morgan Stanley	1,889	146,707
S&P Global, Inc.	404	142,555
State Street Corp.	900	75,590
T. Rowe Price Group, Inc.	289	49,574

		655,860

Chemicals — 1.9%
Air Products and Chemicals, Inc.	111	31,090
Celanese Corp.	178	26,678
DuPont de Nemours, Inc.	369	28,536
Eastman Chemical Co.	751	82,700
Linde plc (United Kingdom)	192	53,895
LyondellBasell Industries NV, Class A	134	13,951
PPG Industries, Inc.	577	86,758

		323,608

Commercial Services & Supplies — 0.1%
Cintas Corp. (a)	53	18,245

Communications Equipment — 0.4%
Cisco Systems, Inc.	1,196	61,849
Motorola Solutions, Inc.	50	9,375

		71,224

Consumer Finance — 0.5%
Capital One Financial Corp.	635	80,780

Containers & Packaging — 0.4%
Avery Dennison Corp.	44	8,139
Crown Holdings, Inc. (a)	201	19,543
Packaging Corp. of America	100	13,510
WestRock Co.	699	36,382

		77,574

Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc., Class B * (a)	1,107	282,855
Voya Financial, Inc.	188	11,984

		294,839

Diversified Telecommunication Services — 0.7%
Verizon Communications, Inc. (a)	2,109	122,614

Electric Utilities — 1.3%
Duke Energy Corp.	418	40,366
NextEra Energy, Inc.	2,064	156,049
Xcel Energy, Inc. (a)	578	38,425

		234,840

Electrical Equipment — 0.7%
Eaton Corp. plc	854	118,135

Entertainment — 1.5%
Netflix, Inc. * (a)	346	180,588
Walt Disney Co. (The) *	433	79,972

		260,560

Equity Real Estate Investment Trusts (REITs) — 1.7%
Camden Property Trust	362	39,760
Equinix, Inc.	101	68,856
Equity LifeStyle Properties, Inc.	210	13,366
Mid-America Apartment Communities, Inc.	225	32,547
Prologis, Inc.	758	80,299
Public Storage	49	11,976
Realty Income Corp.	108	6,837
Sun Communities, Inc.	103	15,521
UDR, Inc.	150	6,562
Ventas, Inc.	397	21,167

		296,891

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Food & Staples Retailing — 0.4%
Costco Wholesale Corp.	159	56,018
Kroger Co. (The)	616	22,184

		78,202

Food Products — 0.6%
Mondelez International, Inc., Class A (a)	1,739	101,795

Health Care Equipment & Supplies — 3.1%
Abbott Laboratories	930	111,500
ABIOMED, Inc. *	23	7,238
Baxter International, Inc.	177	14,919
Becton Dickinson and Co.	146	35,552
Boston Scientific Corp. * (a)	1,789	69,153
Dexcom, Inc. *	48	17,185
Edwards Lifesciences Corp. *	186	15,590
Intuitive Surgical, Inc. * (a)	34	25,270
Medtronic plc (a)	1,283	151,604
Zimmer Biomet Holdings, Inc. (a)	559	89,479

		537,490

Health Care Providers & Services — 2.7%
Anthem, Inc. (a)	132	47,461
Centene Corp. *	165	10,517
Cigna Corp. (a)	436	105,506
McKesson Corp.	425	82,883
UnitedHealth Group, Inc. (a)	613	228,240

		474,607

Hotels, Restaurants & Leisure — 0.6%
Hilton Worldwide Holdings, Inc. *	387	46,756
Royal Caribbean Cruises Ltd. *	111	9,537
Yum! Brands, Inc.	516	55,775

		112,068

Household Durables — 0.5%
DR Horton, Inc.	71	6,331
Lennar Corp., Class A	838	84,816

		91,147

Household Products — 1.6%
Kimberly-Clark Corp.	527	73,344
Procter & Gamble Co. (The) (a)	1,538	208,334

		281,678

Industrial Conglomerates — 0.7%
Honeywell International, Inc. (a)	588	127,639

Insurance — 1.8%
Allstate Corp. (The) (a)	424	48,738
American International Group, Inc.	442	20,431
Chubb Ltd.	362	57,159
Hartford Financial Services Group, Inc. (The)	769	51,363
Marsh & McLennan Cos., Inc.	179	21,775
Progressive Corp. (The)	993	94,953
Prudential Financial, Inc.	298	27,110

		321,529

Interactive Media & Services — 6.2%
Alphabet, Inc., Class A * (a)	192	396,606
Alphabet, Inc., Class C * (a)	155	321,403
Facebook, Inc., Class A * (a)	1,223	360,215

		1,078,224

Internet & Direct Marketing Retail — 4.8%
Amazon.com, Inc. * (a)	244	756,372
Booking Holdings, Inc. * (a)	35	81,235

		837,607

IT Services — 4.8%
Accenture plc, Class A	715	197,607
FleetCor Technologies, Inc. *	44	11,749
Mastercard, Inc., Class A (a)	727	258,796
PayPal Holdings, Inc. * (a)	596	144,740
Visa, Inc., Class A (a)	1,028	217,634

		830,526

Life Sciences Tools & Services — 1.3%
Illumina, Inc. *	109	41,817
Thermo Fisher Scientific, Inc. (a)	393	179,203
Waters Corp. *	35	9,989

		231,009

Machinery — 2.4%
Deere & Co.	421	157,412
Ingersoll Rand, Inc. *	205	10,104
Otis Worldwide Corp.	488	33,412
Parker-Hannifin Corp.	259	81,668
Snap-on, Inc.	132	30,447
Stanley Black & Decker, Inc.	511	101,994

		415,037

Media — 1.7%
Altice USA, Inc., Class A *	532	17,321
Charter Communications, Inc., Class A * (a)	178	109,654
Comcast Corp., Class A (a)	3,073	166,259
Fox Corp., Class A	119	4,307
Interpublic Group of Cos., Inc. (The)	173	5,056

		302,597

Metals & Mining — 0.1%
Freeport-McMoRan, Inc. *	631	20,786

Multiline Retail — 0.6%
Dollar General Corp.	69	13,907
Dollar Tree, Inc. *	356	40,758
Target Corp.	252	49,815

		104,480

Multi-Utilities — 1.2%
Ameren Corp.	651	52,951
CMS Energy Corp.	980	60,010
Public Service Enterprise Group, Inc.	670	40,335
Sempra Energy	458	60,677

		213,973

Oil, Gas & Consumable Fuels — 2.8%
Cabot Oil & Gas Corp.	242	4,549
Cheniere Energy, Inc. *	309	22,259
Chevron Corp. (a)	1,067	111,835
ConocoPhillips	966	51,160
Diamondback Energy, Inc.	437	32,120
EOG Resources, Inc. (a)	742	53,806
Kinder Morgan, Inc.	1,113	18,533
Phillips 66	553	45,117
Pioneer Natural Resources Co. (a)	526	83,513
Williams Cos., Inc. (The)	2,758	65,330

		488,222

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	201	58,394

Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co. (a)	2,467	155,724
Eli Lilly and Co. (a)	728	136,043
Johnson & Johnson (a)	814	133,762
Merck & Co., Inc. (a)	1,545	119,078
Pfizer, Inc.	633	22,927

		567,534

Professional Services — 0.5%
Booz Allen Hamilton Holding Corp.	282	22,682
Leidos Holdings, Inc.	593	57,106
Verisk Analytics, Inc.	83	14,672

		94,460

Road & Rail — 1.4%
Lyft, Inc., Class A *	427	26,982
Norfolk Southern Corp. (a)	531	142,516
Union Pacific Corp.	342	75,297

		244,795

Semiconductors & Semiconductor Equipment — 6.4%
Advanced Micro Devices, Inc. * (a)	1,204	94,487
Analog Devices, Inc.	778	120,695
Applied Materials, Inc.	1,198	160,102
Intel Corp.	1,059	67,753
Lam Research Corp.	234	139,469
Microchip Technology, Inc.	305	47,279
Micron Technology, Inc. *	227	20,040
NVIDIA Corp. (a)	316	168,562
NXP Semiconductors NV (Netherlands)	461	92,767
QUALCOMM, Inc.	182	24,155
Texas Instruments, Inc. (a)	956	180,723

		1,116,032

Software — 8.1%
Fortinet, Inc. *	72	13,364
Intuit, Inc. (a)	325	124,407
Microsoft Corp. (a)	4,535	1,069,264
Oracle Corp.	935	65,579
salesforce.com, Inc. * (a)	463	98,040
Workday, Inc., Class A *	155	38,504

		1,409,158

Specialty Retail — 3.5%
AutoZone, Inc. * (a)	59	83,243
Best Buy Co., Inc. (a)	643	73,778
Home Depot, Inc. (The) (a)	547	166,846
Lowe’s Cos., Inc. (a)	951	180,853
O’Reilly Automotive, Inc. *	62	31,600
TJX Cos., Inc. (The) (a)	1,086	71,847

		608,167

Technology Hardware, Storage & Peripherals — 6.2%
Apple, Inc. (a)	8,289	1,012,447
Seagate Technology plc	997	76,526

		1,088,973

Textiles, Apparel & Luxury Goods — 0.9%
Carter’s, Inc. *	380	33,836
NIKE, Inc., Class B	881	117,095

		150,931

Tobacco — 1.3%
Altria Group, Inc. (a)	2,050	104,890
Philip Morris International, Inc.	1,338	118,768

		223,658

Wireless Telecommunication Services — 0.8%
T-Mobile US, Inc. *	1,093	136,885

TOTAL COMMON STOCKS (Cost $12,403,816)		17,049,197

	No. of Contracts
OPTIONS PURCHASED — 1.9%
PUT OPTIONS PURCHASED — 1.9%
Index Funds — 1.9%
S&P 500 Index
6/30/2021 at USD 3,760.00, European Style Notional Amount: USD 17,402,053 Counterparty: Exchange-Traded * (Cost $326,369)	43,802	324,354

	Shares (000)
SHORT-TERM INVESTMENTS — 0.5%
INVESTMENT COMPANIES — 0.5%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03% (b) (c) (Cost $86,438)	86,438	86,438

Total Investments — 100.0% (Cost $12,816,623)		17,459,989
Other Assets Less Liabilities — 0.0% (d)		5,799

Net Assets — 100.0%		17,465,788

Percentages indicated are based on net assets.

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Abbreviations

USD	United States Dollar

(a)	All or a portion of the security is segregated for options written.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2021.
(d)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.

Futures contracts outstanding as of March 31, 2021 (amounts in  thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	1,700	06/2021	USD	337,471	3,774

Abbreviations

USD	United States Dollar

Written Call Options Contracts as of March 31, 2021 (amounts in thousands, except  number of contracts):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
S&P 500 Index	Exchange-Traded	43,802	USD 17,402,053	USD 4,115.00	6/30/2021	(236,093)

Written Put Options Contracts as of March 31, 2021 (amounts in thousands, except number of contracts):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
S&P 500 Index	Exchange-Traded	43,802	USD 17,402,053	USD 3,175.00	6/30/2021	(79,281)

Total Written Options Contracts (Premiums Received $304,336)						(315,374)

Abbreviations

USD	United States Dollar

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts and options are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$17,459,989	$—	$—	$17,459,989

Appreciation in Other Financial Instruments
Futures Contracts (a)	$3,774	$—	$—	$3,774
Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	(236,093)	—	—	(236,093)
Put Options Written	(79,281)	—	—	(79,281)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(311,600)	$—	$—	$(311,600)

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended March 31, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2021	Shares at March 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03% (a) (b)	$456,381	$5,770,013	$6,139,956	$—	$—	$86,438	86,438	$54	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2021.